Business Segments	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Business Segments

NOTE 23	Business Segments
The Company's management reporting is organized into three reportable operating segments aligned by major lines of business based on the products and services provided to customers through its distribution channels. All other business activities not included in the reportable operating segments are included in the Treasury and Corporate Support business segment. The chief operating decision maker uses net interest income on a taxable-equivalent basis, noninterest income and net income (loss) before income taxes for all reportable segments in deciding how to allocate resources during the annual budget and monthly forecasting process. The chief operating decision maker considers variances in reported results to forecasts and variances to prior periods to assess performance. The Company’s chief operating decision maker is the Chief Executive Officer. The Company has the following reportable operating and other business segments:
Wealth, Corporate, Commercial and Institutional Banking Wealth, Corporate, Commercial and Institutional Banking provides core banking, specialized lending, transaction and payment processing, capital markets, asset management, and brokerage and investment related services to wealth, middle market, large corporate, commercial real estate, government and institutional clients.
Consumer and Business Banking Consumer and Business Banking comprises consumer banking, small business banking and consumer lending. Products and services are delivered through banking offices, telephone servicing and sales, online services, direct mail, ATMs, mobile devices, distributed mortgage loan officers, and intermediary relationships including auto dealerships, mortgage banks, and strategic business partners.
Payment Services Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate, government and purchasing card services and merchant processing.
Treasury and Corporate Support Treasury and Corporate Support includes the Company’s investment portfolios, funding, capital management, interest rate risk management, income taxes not allocated to business segments, including most investments in tax-advantaged projects, and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.
Basis of Presentation Business segment results are derived from the Company’s business unit profitability reporting systems by specifically attributing managed balance sheet assets, deposits and other liabilities and their related income or expense. The allowance for credit losses and related provision expense are allocated to the business segments according to the volume and credit quality of the loan balances managed, but with the impact of changes in economic forecasts recorded in Treasury and Corporate Support. Goodwill and other intangible assets are assigned to the business segments based on the mix of business of an entity acquired by the Company. Within the Company, capital levels are evaluated and managed centrally; however, capital is allocated to the business segments to support evaluation of business performance.
Business segments are allocated capital on a risk-adjusted basis considering economic and regulatory capital requirements. Generally, the determination of the amount of capital allocated to each business segment includes credit allocations following a Basel III regulatory framework. Interest income and expense is determined based on the assets and liabilities managed by the business segment. Because funding and asset/liability management is a central function, funds transfer-pricing methodologies are utilized to allocate a cost of funds used or credit for funds provided to all business segment assets and liabilities, respectively, using a matched funding concept. Also, each business unit is allocated the taxable-equivalent benefit of tax-exempt products. The residual effect on net interest income of asset/liability management activities is included in Treasury and Corporate Support. Noninterest income and expenses directly managed by each business segment, including fees, service charges, salaries and benefits, and other direct revenues and costs, are accounted for within each segment’s financial results in a manner similar to the consolidated financial statements.
Occupancy costs are allocated based on utilization of facilities by the business segments. Generally, operating losses are charged to the business segment when the loss event is realized in a manner similar to a loan charge-off. Noninterest expenses incurred by centrally managed operations or business segments that directly support another business segment’s operations are charged to the applicable business segment based on its utilization of those services, primarily measured by the volume of customer activities, number of employees or other relevant factors. These allocated expenses are reported as net shared services expense within noninterest expense. Certain activities that do not directly support the operations of the business segments or for which the business segments are not considered financially accountable in evaluating their performance are not charged to the business segments. The income or expenses associated with these corporate activities, including merger and integration charges, are reported within the Treasury and Corporate Support business segment. Income taxes are assessed to each business segment at a standard tax rate with the residual tax expense or benefit to arrive at the consolidated effective tax rate included in Treasury and Corporate Support.

Designations, assignments and allocations change from time to time as management systems are enhanced, methods of evaluating performance or product lines change or business segments are realigned to better respond to the Company’s diverse customer base. During 2025, 2024, and 2023, certain organization and methodology changes were made, including revising the Company’s business segment funds transfer-pricing methodology related to deposits and loans during the second quarter of 2024. Prior period results were recast and presented on a comparable basis.
Condensed income statement results by business segment for the years ended December 31 were as follows:

	Wealth, Corporate, Commercial and Institutional Banking			Consumer and Business Banking			Payment Services
(Dollars in Millions)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Net interest income (taxable-equivalent basis)(a)	$7,214	$7,613	$7,812	$7,248	$7,625	$8,658	$3,048	$2,831	$2,609
Noninterest income(b)(c)	4,869	4,538	4,145	1,625	1,606	1,637	4,359	4,195	4,056
Total net revenue	12,083	12,151	11,957	8,873	9,231	10,295	7,407	7,026	6,665
Compensation and employee benefits	2,121	2,127	2,082	2,109	2,212	2,303	891	856	832
Other intangibles	184	206	229	236	266	291	78	97	115
Net shared services	2,094	2,147	2,170	2,750	2,768	2,957	2,145	2,094	2,007
Other direct expenses(d)	969	937	1,022	1,242	1,286	1,332	1,012	915	915
Total noninterest expense	5,368	5,417	5,503	6,337	6,532	6,883	4,126	3,962	3,869
Income (loss) before provision and income taxes	6,715	6,734	6,454	2,536	2,699	3,412	3,281	3,064	2,796
Provision for credit losses	546	385	340	238	182	78	1,570	1,614	1,394
Income (loss) before income taxes	6,169	6,349	6,114	2,298	2,517	3,334	1,711	1,450	1,402
Income taxes and taxable-equivalent adjustment	1,543	1,588	1,529	575	630	834	429	363	351
Net income (loss)	4,626	4,761	4,585	1,723	1,887	2,500	1,282	1,087	1,051
Net (income) loss attributable to noncontrolling interests	—	—	—	—	—	—	—	—	—
Net income (loss) attributable to U.S. Bancorp	$4,626	$4,761	$4,585	$1,723	$1,887	$2,500	$1,282	$1,087	$1,051

	Treasury and Corporate Support			Consolidated Company
(Dollars in Millions)	2025	2024	2023	2025	2024	2023
Net interest income (taxable-equivalent basis)(a)	$(745)	$(1,660)	$(1,552)	$16,765	$16,409	$17,527
Noninterest income(b)(c)	1,038	707	779	11,891	11,046	10,617
Total net revenue	293	(953)	(773)	28,656	27,455	28,144
Compensation and employee benefits	5,206	5,359	5,199	10,327	10,554	10,416
Other intangibles	—	—	1	498	569	636
Net shared services	(6,989)	(7,009)	(7,134)	—	—	—
Other direct expenses(d)	2,789	2,927	4,552	6,012	6,065	7,821
Total noninterest expense	1,006	1,277	2,618	16,837	17,188	18,873
Income (loss) before provision and income taxes	(713)	(2,230)	(3,391)	11,819	10,267	9,271
Provision for credit losses	(168)	57	463	2,186	2,238	2,275
Income (loss) before income taxes	(545)	(2,287)	(3,854)	9,633	8,029	6,996
Income taxes and taxable-equivalent adjustment	(510)	(881)	(1,176)	2,037	1,700	1,538
Net income (loss)	(35)	(1,406)	(2,678)	7,596	6,329	5,458
Net (income) loss attributable to noncontrolling interests	(26)	(30)	(29)	(26)	(30)	(29)
Net income (loss) attributable to U.S. Bancorp	$(61)	$(1,436)	$(2,707)	$7,570	$6,299	$5,429
(a)Total net interest income includes a taxable-equivalent adjustment of $116 million, $120 million and $131 million for 2025, 2024 and 2023, respectively. See Non-GAAP Financial Measures beginning on page 54.
(b)Payment services noninterest income presented net of related rewards and rebate costs and certain partner payments of $3.1 billion, $3.1 billion and $3.0 billion for 2025, 2024 and 2023, respectively.
(c)Total noninterest income includes revenue generated from certain contracts with customers of $9.7 billion, $9.2 billion and $8.8 billion for 2025, 2024 and 2023, respectively.
(d)Other direct expenses for each reportable segment includes: net occupancy and equipment, professional services, marketing and business development, technology and communications, and other.
Average balances by business segment for the years ended December 31 were as follows:

	Wealth, Corporate, Commercial and Institutional Banking			Consumer and Business Banking			Payment Services
(Dollars in Millions)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Loans	$183,254	$172,517	$175,870	$148,543	$155,039	$162,017	$42,689	$41,080	$38,470
Goodwill	4,826	4,825	4,682	4,326	4,326	4,465	3,444	3,357	3,328
Other intangible assets	794	981	1,007	4,222	4,539	5,264	254	277	351
Assets	213,156	201,415	202,735	162,080	168,862	179,252	48,007	47,166	44,289
Noninterest-bearing deposits	55,920	56,814	71,012	19,461	20,770	30,882	2,524	2,685	2,981
Interest-bearing deposits	216,953	216,083	203,995	201,223	199,155	184,758	95	95	102
Total deposits	272,873	272,897	275,007	220,684	219,925	215,640	2,619	2,780	3,083
Total U.S. Bancorp shareholders’ equity	22,018	21,440	22,367	13,478	14,424	16,026	10,310	10,005	9,310

	Treasury and Corporate Support			Consolidated Company
(Dollars in Millions)	2025	2024	2023	2025	2024	2023
Loans	$5,774	$5,239	$4,918	$380,260	$373,875	$381,275
Goodwill	—	—	—	12,596	12,508	12,475
Other intangible assets	7	9	17	5,277	5,806	6,639
Assets	253,297	246,571	237,164	676,540	664,014	663,440
Noninterest-bearing deposits	2,603	2,738	2,893	80,508	83,007	107,768
Interest-bearing deposits	10,339	11,175	9,040	428,610	426,508	397,895
Total deposits	12,942	13,913	11,933	509,118	509,515	505,663
Total U.S. Bancorp shareholders’ equity	16,145	11,337	5,957	61,951	57,206	53,660